Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Revenue from Contracts with Customers
30.	Revenue from Contracts with Customers

	For the year ended December 31, 2018
	Display segment	Energy segment	Total segments
	(in thousands)
Primary geographical markets:
PRC	$112,542,529	1,089,508	113,632,037
Taiwan	93,126,115	6,231,767	99,357,882
Singapore	39,363,415	7,515	39,370,930
Japan	19,748,373	1,418,491	21,166,864
Others	26,004,322	8,102,354	34,106,676
	$290,784,754	16,849,635	307,634,389

	For the year ended December 31, 2018
	Display segment	Energy segment	Total segments
	(in thousands)
Major products:
Products for Televisions	$113,194,567	-	113,194,567
Products for Mobile PCs and Devices	74,375,305	-	74,375,305
Products for Monitors	47,024,353	-	47,024,353
Products for Commercial and Others(i)	56,190,529	-	56,190,529
Solar Products	-	16,849,635	16,849,635
	$290,784,754	16,849,635	307,634,389
Major customers:
Customer A	$35,358,013	-	35,358,013
Others (individually not greater than 10%)	255,426,741	16,849,635	272,276,376
	$290,784,754	16,849,635	307,634,389

	For the year ended December 31, 2019
	Display segment	Energy segment	Total segments
	(in thousands)
Primary geographical markets:
PRC	$97,084,436	1,277,799	98,362,235
Taiwan	78,394,325	4,835,269	83,229,594
Singapore	38,526,625	7,666	38,534,291
Japan	19,877,671	1,046,332	20,924,003
Others	22,784,165	4,957,406	27,741,571
	$256,667,222	12,124,472	268,791,694
Major products:
Products for Televisions	$87,269,763	-	87,269,763
Products for Mobile PCs and Devices	69,305,510	-	69,305,510
Products for Monitors	39,522,268	-	39,522,268
Products for Commercial and Others(i)	60,569,681	-	60,569,681
Solar Products	-	12,124,472	12,124,472
	$256,667,222	12,124,472	268,791,694
Major customers:
Customer A	$33,142,985	-	33,142,985
Others (individually not greater than 10%)	223,524,237	12,124,472	235,648,709
	$256,667,222	12,124,472	268,791,694

(i)	Others include sales from products for other applications and sales of raw materials, components and from service charges.

Refer to note 31 and note 46 for revenue related information for the year ended December 31, 2017.